					Remittance Dates:
				January 24, 2022 through February 22, 2022

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 27, 2020 through October 26, 2021
		Remittance Dates:	January 24, 2022 through February 22, 2022

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00504	per kWh	$2,566,020.90	$2,555,015.24
2	Small General Service	$0.00497	per kWh	$206,150.45	$205,842.88
3	General Service	$0.00465	per kWh	$1,175,356.46	$1,174,329.21
4	Large General Service	$0.00256	per kWh	$275,512.16	$275,323.14
5	Large Industrial Power Service	$0.13652	per kW	$183,959.09	$183,954.48
6	Economic As-Available Service	$0.00000	per kWh	$-	$-
7	Standby and Maintenance Service	$0.03797	per kW	$15,023.10	$15,023.10
8	Street and Outdoor Lighting	$0.02278	per kWh	$171,346.51	$170,621.39
9	Total			$4,593,368.67	$4,580,109.44

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$4,580,109.44
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$4,580,109.44

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of February 2022.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Kevin J. Marino
	Name: Kevin J. Marino
	Title: Assistant Treasurer

					Remittance Dates:
				February 23, 2022 through March 22, 2022

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2020 through October 26, 2021
		Remittance Dates:	February 23, 2022 through March 22, 2022

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00504	per kWh	$2,642,185.43	$2,630,853.09
2	Small General Service	$0.00497	per kWh	$200,502.69	$200,203.53
3	General Service	$0.00465	per kWh	$1,060,319.18	$1,059,392.44
4	Large General Service	$0.00256	per kWh	$244,703.23	$244,535.36
5	Large Industrial Power Service	$0.13652	per kW	$184,079.78	$184,075.18
6	Economic As-Available Service	$0.00000	per kWh	$-	$-
7	Standby and Maintenance Service	$0.03797	per kW	$15,174.60	$15,174.60
8	Street and Outdoor Lighting	$0.02278	per kWh	$166,763.84	$166,058.12
9	Total			$4,513,728.75	$4,500,292.32

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$4,500,292.32
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$4,500,292.32

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of March 2022.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Kevin J. Marino
	Name: Kevin J. Marino
	Title: Assistant Treasurer

					Remittance Dates:
				March 23, 2022 through April 18, 2022

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2021 through October 26, 2022
		Remittance Dates:	March 23, 2022 through April 18, 2022

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00504	per kWh	$2,474,040.33	$2,463,429.21
2	Small General Service	$0.00497	per kWh	$208,491.55	$208,180.50
3	General Service	$0.00465	per kWh	$1,160,974.46	$1,159,959.78
4	Large General Service	$0.00256	per kWh	$267,741.95	$267,558.27
5	Large Industrial Power Service	$0.13652	per kW	$182,711.98	$182,707.40
6	Economic As-Available Service	$0.00000	per kWh	$-	$-
7	Standby and Maintenance Service	$0.03797	per kW	$12,971.58	$12,971.58
8	Street and Outdoor Lighting	$0.02278	per kWh	$172,702.02	$171,971.16
9	Total			$4,479,633.87	$4,466,777.90

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$4,466,777.90
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$4,466,777.90

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of April 2022.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino Title: Assistant Treasurer

					Remittance Dates:
				April 25, 2022 through May 20, 2022

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2021 through October 26, 2022
		Remittance Dates:	April 25, 2022 through May 20, 2022

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00504	per kWh	$1,876,571.24	$1,868,415.66
2	Small General Service	$0.00497	per kWh	$184,055.46	$183,748.48
3	General Service	$0.00465	per kWh	$1,083,510.70	$1,082,477.02
4	Large General Service	$0.00256	per kWh	$254,287.91	$254,105.58
5	Large Industrial Power Service	$0.13652	per kW	$183,647.55	$183,647.55
6	Economic As-Available Service	$0.00000	per kWh	$-	$-
7	Standby and Maintenance Service	$0.03797	per kW	$11,756.54	$11,756.54
8	Street and Outdoor Lighting	$0.02278	per kWh	$169,026.22	$168,646.23
9	Total			$3,762,855.62	$3,752,797.06

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,752,797.06
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,752,797.06

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of May 2022.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino Title: Assistant Treasurer

					Remittance Dates:
			May 23, 2022 through June 22, 2022

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2021 through October 26, 2022
		Remittance Dates:	May 23, 2022 through June 22, 2022

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00504	per kWh	$2,392,763.25	$2,382,364.30
2	Small General Service	$0.00497	per kWh	$208,029.02	$207,682.03
3	General Service	$0.00465	per kWh	$1,228,965.54	$1,227,793.16
4	Large General Service	$0.00256	per kWh	$274,722.99	$274,526.02
5	Large Industrial Power Service	$0.13652	per kW	$187,861.94	$187,861.94
6	Economic As-Available Service	$0.00000	per kWh	$-	$-
7	Standby and Maintenance Service	$0.03797	per kW	$14,110.68	$14,110.68
8	Street and Outdoor Lighting	$0.02278	per kWh	$167,832.78	$167,455.50
9	Total			$4,474,286.20	$4,461,793.63

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$4,461,793.63
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$4,461,793.63

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of June 2022.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino
				Title: Assistant Treasurer

					Remittance Dates:
				June 23, 2022 through July 22, 2022

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2021 through October 26, 2022
		Remittance Dates:	June 23, 2022 through July 22, 2022

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00504	per kWh	$3,427,312.23	$3,412,417.13
2	Small General Service	$0.00497	per kWh	$259,020.51	$258,588.44
3	General Service	$0.00465	per kWh	$1,476,465.99	$1,475,057.45
4	Large General Service	$0.00256	per kWh	$303,909.85	$303,691.95
5	Large Industrial Power Service	$0.13652	per kW	$189,511.45	$189,511.45
6	Economic As-Available Service	$0.00000	per kWh	$-	$-
7	Standby and Maintenance Service	$0.03797	per kW	$12,894.50	$12,894.50
8	Street and Outdoor Lighting	$0.02278	per kWh	$167,947.04	$167,569.52
9	Total			$5,837,061.57	$5,819,730.44

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$5,819,730.44
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$5,819,730.44

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 19th day of July 2022.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino
				Title: Assistant Treasurer